Share Capital, Share Premium and Treasury Shares - Additional Information (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Number of shares	3,406,771
Share capital	SFr 340	SFr 335
Treasury Shares
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Par value per share					SFr 1
Number of shares acquired					100,000
Restricted Stock
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Number of shares	1,038,226
Par value per share	SFr 0.1
Common Shares
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Number of shares	2,368,545	2,315,045	2,315,045	2,315,045
Par value per share	SFr 0.1
Number of shares in commercial register	4,000
Conditional Capital
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Number of shares	1,443,829	1,849,784
Par value per share	SFr 0.1	SFr 0.1
Share capital	SFr 144	SFr 185